Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	May 07, 2020	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the “compensation actually paid” (the “CAP”) for the named executive officers and certain of the Company’s financial performance measures. The CAP for the named executive officers as reported in this section of this Proxy Statement does not reflect the actual amount of compensation earned by or paid to the named executive officers, but is a calculation derived from the total compensation reported for each named executive officer in the Summary Compensation Table (“SCT”) of this Proxy Statement, as adjusted pursuant to the requirements of Item 402(v) of Regulation S-K. See the “Compensation Discussion and Analysis” section of this Proxy Statement for a discussion of our philosophy on pay-for-performance.
Required Pay Versus Performance Table
The following table discloses information on the CAP for our principal executive officers and (on average) for our other named executive officers (the “non-PEO NEOs”) during the specified years alongside total shareholder return (“TSR”) and net income metrics, as well as the Company-selected measure of Adjusted EBITDA.
Year ($)	Summary Compensation Table Total for PEOs(1)		Compensation Actually Paid to PEOs(2)		Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on:
	PEO ($)	Former PEO ($)	PEO ($)	Former PEO ($)			Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(5)	Net Income ($)(6)	Adjusted EBITDA ($)(7)
2022	2,788,885	—	2,359,686	—	1,580,889	1,155,190	110.74	97.55	198,581	640,788
2021	2,600,153	—	2,250,495	(94,760)	1,264,304	1,060,692	125.23	120.41	231,420	541,101
2020	2,422,524	1,929,149	3,749,244	1,806,261	1,397,744	2,160,832	133.59	106.29	32,115	496,972
(1)
The dollar amounts in these columns are the amounts reported in the “Total” column of the SCT for Richard F. Corrado, who has been our Chief Executive Officer and principal executive officer (the “PEO”) since May 7, 2020, and Joseph C. Hete, who served as our Chief Executive Officer and principal executive officer from January 1, 2020 through May 7, 2020 (the “Former PEO”).

(2)
The dollar amounts in these columns represent the CAP for Mr. Corrado and Mr. Hete, calculated in accordance with SEC rules. Only those periods during which Mr. Corrado and Mr. Hete served as the principal executive officer are included in the Pay Versus Performance table. The determination of CAP in accordance with Item 402(v) of Regulation S-K requires the following adjustments to the amounts reported in the “Total” column of the SCT.

PEO - Reconciliation of SCT Total to CAP
Year	Reported SCT Total ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Reported Change in Actuarial Present Value of Pension Benefits ($)(c)	CAP for PEO ($)
2022	2,788,885	(960,180)	530,981	—	2,359,686
2021	2,600,153	(975,116)	625,458	—	2,250,495
2020	2,422,524	(846,496)	2,173,216	—	3,749,244
Former PEO - Reconciliation of SCT Total to CAP
Year	Reported SCT Total ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Reported Change in Actuarial Present Value of Pension Benefits ($)(c)	CAP for Former PEO ($)
2022	—	—	—	—	—
2021	—	—	(94,760)	—	(94,760)
2020	1,929,149	(1,231,954)	1,109,066	—	1,806,261
(a)	The amounts shown reflect the amounts reported in the “Stock Awards” column of the SCT for the applicable year.
(b)	The required equity award adjustments for each year presented include the addition or subtraction, as applicable, of the following:
(A)	For equity awards granted during the applicable year and which are still outstanding and unvested as of the end of the year, the year-end fair value of such awards;
(B)
For equity awards granted during prior years that were still outstanding and unvested as of the applicable year-end, the change in fair value of such awards as of the applicable year-end compared from the prior year-end;

(C)	For equity awards granted and vested in the same applicable year, the fair value as of the vesting date;
(D)	For equity awards granted in prior years that vested during the applicable year, the amount equal to the change in fair value as of the vesting date from the prior year-end;
(E)	For any awards granted during prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the fair value at the prior year-end; and
(F)
The fair value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The specific calculations for each of Mr. Corrado and Mr. Hete for the relevant years are shown in the tables below.
PEO - CAP Equity Awards Adjustment Calculation
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	842,381	(125,485)	—	(185,915)	—	—	530,981
2021	1,102,910	(244,364)	—	(233,088)	—	—	625,458
2020	1,666,927	300,007	—	206,282	—	—	2,173,216
Former PEO - CAP Equity Awards Adjustment Calculation
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	—	—	—	—	—	—	—
2021	—	—	—	(94,760)	—	—	(94,760)
2020	—	172,101	1,021,684	472,380	(557,099)	—	1,109,066
(c)
The SEC rules also require CAP to include any actuarially determined service cost or prior service cost under pension plans for services rendered by the executive during the applicable year. However, our executives who participate in the SERP and the RIP ceased accruing service credit under those plans when they were frozen on April 14, 2009 and January 11, 2010, respectively. For this reason, there is no longer service cost or prior service cost and no adjustment is required for this element

(3)
These amounts reflect the average of the amounts reported in the “Total” column of the SCT for the Non-PEO NEOs for each year reported. The Non-PEO NEOs for each year reported are Messrs. Berger, Koharik, Payne and Turner .

(4)
The dollar amounts in these columns represent the average CAP for the Non-PEO NEOs, calculated in accordance with SEC rules. The determination of the average CAP for the Non-PEO NEOs in accordance with Item 402(v) of Regulation S-K requires the following adjustments to the amounts reported in the “Total” column of the SCT:

Non-PEO NEOs - Reconciliation of Average SCT Total to Average CAP Total
Year	Average Reported SCT Total ($)	Average Reported Value of Equity Awards ($) (a)	Average Equity Award Adjustments ($)(b)	Average Reported Change in Actuarial Present Value of Pension Benefits ($)(c)	Average CAP ($)
2022	1,580,889	(720,135)	462,465	(168,029)	1,155,190
2021	1,264,304	(472,904)	275,568	(6,276)	1,060,692
2020	1,397,744	(464,817)	1,227,905	—	2,160,832
(a)	The amounts shown reflect the average amounts reported in the “Stock Awards” column of the SCT for the non-PEO NEOs for the applicable year.
(b)
The required equity award adjustments for each year presented were calculated using the same methodology applied to the adjustments described in footnote (2)(b)(A)-(F) above. The specific calculations for the non-PEO NEOs for the relevant years are shown in the table below.

(c)
The amounts shown reflect the decrease in the actuarial present value for the SERP and the RIP. The SEC rules also require the CAP to include any actuarially determined service cost or prior service cost under pension plans for services rendered by the executive during the applicable year. However, our executives who participate in the SERP and the RIP ceased accruing service credit under those plans when they were frozen on April 14, 2009 and January 11, 2010, respectively. For this reason, there is no longer service cost or prior service cost and no adjustment is required for this element.

Non-PEO NEOs - CAP Average of Equity Awards Adjustment Calculation
Year	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	631,785	(60,856)	—	(108,464)	—	—	462,465
2021	534,878	(137,853)	—	(121,457)	—	—	275,568
2020	915,319	161,006	—	151,580	—	—	1,227,905
(5)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the Nasdaq Transportation Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The peer group TSR is weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on page 30.

(6)	Reflects our net income as presented in accordance with GAAP for each of the years shown.
(7)
While we use numerous financial and non-financial performance measures for the purpose of evaluating performance under our compensation programs, we have determined that Adjusted EBITDA is the financial measure that in our assessment, represents for 2022 the most important performance measure used by us to link CAP to our PEOs and Non-PEO NEOs to our performance. Adjusted EBITDA was a key metric used in our EIC Plan for 2022, as described in more detail beginning on page 33 of this Proxy Statement. Adjusted EBITDA, a non-GAAP financial measure, is defined on page 34 of this Proxy Statement.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(3)
These amounts reflect the average of the amounts reported in the “Total” column of the SCT for the Non-PEO NEOs for each year reported. The Non-PEO NEOs for each year reported are Messrs. Berger, Koharik, Payne and Turner .

Peer Group Issuers, Footnote [Text Block]
(5)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the Nasdaq Transportation Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The peer group TSR is weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on page 30.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts in these columns represent the CAP for Mr. Corrado and Mr. Hete, calculated in accordance with SEC rules. Only those periods during which Mr. Corrado and Mr. Hete served as the principal executive officer are included in the Pay Versus Performance table. The determination of CAP in accordance with Item 402(v) of Regulation S-K requires the following adjustments to the amounts reported in the “Total” column of the SCT.

PEO - Reconciliation of SCT Total to CAP
Year	Reported SCT Total ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Reported Change in Actuarial Present Value of Pension Benefits ($)(c)	CAP for PEO ($)
2022	2,788,885	(960,180)	530,981	—	2,359,686
2021	2,600,153	(975,116)	625,458	—	2,250,495
2020	2,422,524	(846,496)	2,173,216	—	3,749,244
Former PEO - Reconciliation of SCT Total to CAP
Year	Reported SCT Total ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Reported Change in Actuarial Present Value of Pension Benefits ($)(c)	CAP for Former PEO ($)
2022	—	—	—	—	—
2021	—	—	(94,760)	—	(94,760)
2020	1,929,149	(1,231,954)	1,109,066	—	1,806,261
(a)	The amounts shown reflect the amounts reported in the “Stock Awards” column of the SCT for the applicable year.
(b)	The required equity award adjustments for each year presented include the addition or subtraction, as applicable, of the following:
(A)	For equity awards granted during the applicable year and which are still outstanding and unvested as of the end of the year, the year-end fair value of such awards;
(B)
For equity awards granted during prior years that were still outstanding and unvested as of the applicable year-end, the change in fair value of such awards as of the applicable year-end compared from the prior year-end;

(C)	For equity awards granted and vested in the same applicable year, the fair value as of the vesting date;
(D)	For equity awards granted in prior years that vested during the applicable year, the amount equal to the change in fair value as of the vesting date from the prior year-end;
(E)	For any awards granted during prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the fair value at the prior year-end; and
(F)
The fair value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The specific calculations for each of Mr. Corrado and Mr. Hete for the relevant years are shown in the tables below.
PEO - CAP Equity Awards Adjustment Calculation
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	842,381	(125,485)	—	(185,915)	—	—	530,981
2021	1,102,910	(244,364)	—	(233,088)	—	—	625,458
2020	1,666,927	300,007	—	206,282	—	—	2,173,216
Former PEO - CAP Equity Awards Adjustment Calculation
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	—	—	—	—	—	—	—
2021	—	—	—	(94,760)	—	—	(94,760)
2020	—	172,101	1,021,684	472,380	(557,099)	—	1,109,066
(c)
The SEC rules also require CAP to include any actuarially determined service cost or prior service cost under pension plans for services rendered by the executive during the applicable year. However, our executives who participate in the SERP and the RIP ceased accruing service credit under those plans when they were frozen on April 14, 2009 and January 11, 2010, respectively. For this reason, there is no longer service cost or prior service cost and no adjustment is required for this element

Non-PEO NEO Average Total Compensation Amount			$ 1,580,889	$ 1,264,304	$ 1,397,744
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,155,190	1,060,692	2,160,832
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts in these columns represent the average CAP for the Non-PEO NEOs, calculated in accordance with SEC rules. The determination of the average CAP for the Non-PEO NEOs in accordance with Item 402(v) of Regulation S-K requires the following adjustments to the amounts reported in the “Total” column of the SCT:

Non-PEO NEOs - Reconciliation of Average SCT Total to Average CAP Total
Year	Average Reported SCT Total ($)	Average Reported Value of Equity Awards ($) (a)	Average Equity Award Adjustments ($)(b)	Average Reported Change in Actuarial Present Value of Pension Benefits ($)(c)	Average CAP ($)
2022	1,580,889	(720,135)	462,465	(168,029)	1,155,190
2021	1,264,304	(472,904)	275,568	(6,276)	1,060,692
2020	1,397,744	(464,817)	1,227,905	—	2,160,832
(a)	The amounts shown reflect the average amounts reported in the “Stock Awards” column of the SCT for the non-PEO NEOs for the applicable year.
(b)
The required equity award adjustments for each year presented were calculated using the same methodology applied to the adjustments described in footnote (2)(b)(A)-(F) above. The specific calculations for the non-PEO NEOs for the relevant years are shown in the table below.

(c)
The amounts shown reflect the decrease in the actuarial present value for the SERP and the RIP. The SEC rules also require the CAP to include any actuarially determined service cost or prior service cost under pension plans for services rendered by the executive during the applicable year. However, our executives who participate in the SERP and the RIP ceased accruing service credit under those plans when they were frozen on April 14, 2009 and January 11, 2010, respectively. For this reason, there is no longer service cost or prior service cost and no adjustment is required for this element.

Non-PEO NEOs - CAP Average of Equity Awards Adjustment Calculation
Year	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	631,785	(60,856)	—	(108,464)	—	—	462,465
2021	534,878	(137,853)	—	(121,457)	—	—	275,568
2020	915,319	161,006	—	151,580	—	—	1,227,905

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the “Pay Versus Performance” table. In addition, the first graph below further illustrates the relationship between our cumulative TSR and the cumulative TSR of the Nasdaq Transportation Index. As noted above, CAP has been calculated in accordance with SEC rules and does not fully represent the actual final amount of compensation earned by or actually paid to our named executive officers during the applicable years.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the “Pay Versus Performance” table. In addition, the first graph below further illustrates the relationship between our cumulative TSR and the cumulative TSR of the Nasdaq Transportation Index. As noted above, CAP has been calculated in accordance with SEC rules and does not fully represent the actual final amount of compensation earned by or actually paid to our named executive officers during the applicable years.

Tabular List [Table Text Block]
Required Tabular List of Most Important Performance Measures Linking 2022 CAP to
Company Performance
As required, we disclose below the most important measures used by the Company to link CAP to our named executive officers (our PEO and Non-PEO NEOs) for 2022 to Company performance. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 30.
2022 Most Important Measures (Unranked)
•	Adjusted EBITDA	•	Adjusted net income	•	Three-year relative TSR
•	Three-year average return on invested capital	•	Pretax earnings

Total Shareholder Return Amount			$ 110.74	125.23	133.59
Peer Group Total Shareholder Return Amount			97.55	120.41	106.29
Net Income (Loss)			$ 198,581,000	$ 231,420,000	$ 32,115,000
Company Selected Measure Amount			640,788,000	541,101,000	496,972,000
PEO Name	Joseph C. Hete	Richard F. Corrado	Richard F. Corrado	Richard F. Corrado
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(7)
While we use numerous financial and non-financial performance measures for the purpose of evaluating performance under our compensation programs, we have determined that Adjusted EBITDA is the financial measure that in our assessment, represents for 2022 the most important performance measure used by us to link CAP to our PEOs and Non-PEO NEOs to our performance. Adjusted EBITDA was a key metric used in our EIC Plan for 2022, as described in more detail beginning on page 33 of this Proxy Statement. Adjusted EBITDA, a non-GAAP financial measure, is defined on page 34 of this Proxy Statement.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted net income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Three-year relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Three-year average return on invested capital
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Pretax earnings
Richard F. Corrado [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 2,788,885	$ 2,600,153	$ 2,422,524
PEO Actually Paid Compensation Amount			2,359,686	2,250,495	3,749,244
Joseph C. Hete [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			0	0	1,929,149
PEO Actually Paid Compensation Amount			0	(94,760)	1,806,261
PEO [Member] | Richard F. Corrado [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(960,180)	(975,116)	(846,496)
PEO [Member] | Richard F. Corrado [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			530,981	625,458	2,173,216
PEO [Member] | Richard F. Corrado [Member] | Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			842,381	1,102,910	1,666,927
PEO [Member] | Richard F. Corrado [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(125,485)	(244,364)	300,007
PEO [Member] | Richard F. Corrado [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Richard F. Corrado [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(185,915)	(233,088)	206,282
PEO [Member] | Richard F. Corrado [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Richard F. Corrado [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Richard F. Corrado [Member] | Reported Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Joseph C. Hete [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(1,231,954)
PEO [Member] | Joseph C. Hete [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(94,760)	1,109,066
PEO [Member] | Joseph C. Hete [Member] | Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Joseph C. Hete [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	172,101
PEO [Member] | Joseph C. Hete [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	1,021,684
PEO [Member] | Joseph C. Hete [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(94,760)	472,380
PEO [Member] | Joseph C. Hete [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(557,099)
PEO [Member] | Joseph C. Hete [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Joseph C. Hete [Member] | Reported Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(720,135)	(472,904)	(464,817)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			462,465	275,568	1,227,905
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			631,785	534,878	915,319
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(60,856)	(137,853)	161,006
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(108,464)	(121,457)	151,580
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Reported Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (168,029)	$ (6,276)	$ 0